Average Annual Total Returns - Prospectus-SI Class - Payden Floating Rate Fund	Feb. 28, 2021
CreditSuisseInstitutionalLeveragedLoanBBIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	(2.04%)
5 Years	3.39%
Since Inception	3.04%
Inception Date	Nov. 11, 2013
SI Class
Average Annual Return:
1 Year	1.92%
5 Years	4.14%
Since Inception	3.46%
Inception Date	Nov. 11, 2013
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.51%
5 Years	2.48%
Since Inception	1.88%
Inception Date	Nov. 11, 2013
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.09%
5 Years	2.42%
Since Inception	1.93%
Inception Date	Nov. 11, 2013